Income Taxes - Schedule of reconciliation of deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	$ (6,023)	$ 0
Recognized in income	6,023	18,212
Recognized in goodwill		(24,236)
Recognized in Equity/OCI	0
Ending balance	0	(6,023)
Taxable temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	6,858	(117)
Recognized in income	3,557	7,195
Recognized in goodwill		(200)
Recognized in Equity/OCI	0
Ending balance	10,415	6,858
Biological assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(1,514)	(458)
Recognized in income	184	(764)
Recognized in goodwill		(292)
Recognized in Equity/OCI	0
Ending balance	(1,330)	(1,514)
Inventory
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(2,920)	(1,432)
Recognized in income	(2,168)	(930)
Recognized in goodwill		(559)
Recognized in Equity/OCI	0
Ending balance	(5,088)	(2,920)
Loss carryforward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	23,369	2,007
Recognized in income	(23,369)	14,058
Recognized in goodwill		7,304
Recognized in Equity/OCI	0
Ending balance	0	23,369
Share issue costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	721	0
Recognized in income	(721)	(1,003)
Recognized in goodwill		1,724
Recognized in Equity/OCI	0
Ending balance	0	721
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(32,537)	0
Recognized in income	28,540	(344)
Recognized in goodwill		(32,193)
Recognized in Equity/OCI	0
Ending balance	$ (3,997)	$ (32,537)